UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

(Exact name of registrant as specified in charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Item 1. Proxy Voting Record.

The registrant was entitled to vote at six shareholder’s meeting held during the period covered by this report:

(a) The name of the issuer of the portfolio security: Citadel Wellington Partners LP.

(b) The exchange ticker symbol of the portfolio security: Not applicable.

(c) The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d) The shareholder meeting date: November 19, 2004

(e) A brief description of the matter voted on: Adoption of the Amended and Restated Limited Partnership Agreement approving merger of the fund into Citadel Wellington LLC.

(f) Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g) Whether the registrant cast its vote on the matter: Yes

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the approval of the merger of the fund into Citadel Wellington LLC.

(i) Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a) The name of the issuer of the portfolio security: Parmenides Fund LP.

(b) The exchange ticker symbol of the portfolio security: Not applicable.

(c) The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d) The shareholder meeting date: February 28, 2005

(e) A brief description of the matter voted on: Improve liquidity.

(f) Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the security holder.

(g) Whether the registrant cast its vote on the matter: Yes

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the proposal to improve liquidity.

(i) Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a) The name of the issuer of the portfolio security: MKP Partners LP.

(b) The exchange ticker symbol of the portfolio security: Not applicable.

(c) The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d) The shareholder meeting date: February 28, 2005

(e) A brief description of the matter voted on: Revise Amended and Restated Limited Partnership Agreement of the issuer relating to the exculpation and indemnification, valuation and withdrawal and removal of the 12 month lock up provisions.

(f) Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the security holder.

(g) Whether the registrant cast its vote on the matter: Yes

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the amendments to the limited partnership agreement.

(i) Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a) The name of the issuer of the portfolio security: Fir Tree Recovery Fund LP.

(b) The exchange ticker symbol of the portfolio security: Not applicable.

(c) The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d) The shareholder meeting date: March 15, 2005.

(e) A brief description of the matter voted on: Increase of management fees, high water mark revision and annual increase of liquidity.

(f) Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g) Whether the registrant cast its vote on the matter: Yes

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant cast its vote by abstaining.

(i) Whether the registrant cast its vote for or against management: The registrant cast its vote against management.

(a) The name of the issuer of the portfolio security: Animi Fund LP.

(b) The exchange ticker symbol of the portfolio security: Not applicable.

(c) The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d) The shareholder meeting date: March 29, 2005.

(e) A brief description of the matter voted on: Amendment of redemption terms.

(f) Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g) Whether the registrant cast its vote on the matter: Yes

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant cast its vote for the amendment of redemption terms.

(i) Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a) The name of the issuer of the portfolio security: Blue Mountain Credit Alternative Fund LP.

(b) The exchange ticker symbol of the portfolio security: Not applicable.

(c) The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d) The shareholder meeting date: Consent

(e) A brief description of the matter voted on: Management company name change and investment mandate fee pass through.

(f) Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g) Whether the registrant cast its vote on the matter: Yes

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the company name change and investment mandate fee pass through.

(i) Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

By: /s/ Ronald E. Robison

Name: Ronald E. Robison Title: Executive Vice President & Principal Executive Officer

Date: August 26, 2005